Income Tax - Non-capital loss carryforwards (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Non-capital loss carryforward	$ 48,769	$ 52,576
2035
Income Tax
Non-capital loss carryforward		1,213
2036
Income Tax
Non-capital loss carryforward		4,069
2037
Income Tax
Non-capital loss carryforward	31	1,172
2038
Income Tax
Non-capital loss carryforward	361	7,453
2039
Income Tax
Non-capital loss carryforward	1,440	1,440
2040
Income Tax
Non-capital loss carryforward	3,402	7,109
2041
Income Tax
Non-capital loss carryforward	8,340	14,931
2042
Income Tax
Non-capital loss carryforward	14,318	$ 15,189
2043
Income Tax
Non-capital loss carryforward	$ 20,877